STATEMENT OF INVESTMENTS
International Value Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 111.4%
Australia - 6.3%
AGL Energy	6,241		66,835
Aristocrat Leisure	16,785	[a]	217,182
Brambles	20,757		136,986
Fortescue Metals Group	115,066		702,797
Macquarie Group	7,606	[a]	414,093
			1,537,893
Austria - .9%
OMV	8,301	[a]	229,441
Denmark - 1.8%
Vestas Wind Systems	5,309		432,166
France - 12.7%
Air Liquide	1,924		246,613
Atos	4,513	[a]	305,379
BNP Paribas	15,682		472,738
Cie Generale des Etablissements Michelin	1,840		163,770
LVMH Moet Hennessy Louis Vuitton	1,364		506,311
Sanofi	10,317		908,317
Teleperformance	1,176	[a]	245,457
Vinci	3,208	[a]	265,446
			3,114,031
Germany - 7.9%
Allianz	3,091		532,831
Deutsche Post	14,632		403,704
Deutsche Telekom	60,991	[a]	807,554
Evonik Industries	9,424		201,221
			1,945,310
Hong Kong - 2.4%
Galaxy Entertainment Group	43,000		227,766
Sun Hung Kai Properties	26,500		347,943
			575,709
Ireland - 1.0%
ICON	1,750	[a]	238,000
Italy - 1.8%
Enel	64,909		451,794
Japan - 25.1%
Asahi Kasei	25,200		178,109
Bandai Namco Holdings	4,300		208,693
Casio Computer	11,000		154,308

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 111.4% (continued)
Japan - 25.1% (continued)
Denso	12,100		390,856
Hitachi	13,600		395,894
ITOCHU	12,200		253,127
Minebea Mitsumi	14,000		208,753
Mitsubishi Electric	36,800		454,173
Nippon Telegraph & Telephone	31,100		738,010
Recruit Holdings	10,500		271,129
Seven & i Holdings	9,600		317,015
Shin-Etsu Chemical	3,200		317,148
Shionogi & Co.	6,200		305,078
Showa Denko K.K.	9,900		204,689
Sony	15,100		897,592
Sumitomo Mitsui Financial Group	23,600		573,417
West Japan Railway	4,200		287,629
			6,155,620
Netherlands - 7.8%
Heineken	5,557		465,110
ING Groep	38,923	[a]	203,881
Koninklijke Ahold Delhaize	21,055		492,756
NN Group	10,969		296,261
Royal Dutch Shell, Cl. B	27,358		458,709
			1,916,717
Portugal - .9%
Galp Energia	20,088	[a]	229,350
Singapore - 1.0%
United Overseas Bank	18,300		250,609
Spain - 5.5%
ACS Actividades de Construccion y Servicios	8,549		167,014
Amadeus IT Group	5,696		270,135
Iberdrola	55,929		552,243
Industria de Diseno Textil	13,477	[a]	349,887
			1,339,279
Sweden - 6.1%
Epiroc, Cl. A	23,502		232,985
Essity, Cl. B	17,458	[a]	538,358
Lundin Energy	9,624		184,289
Swedish Match	9,516		544,334
			1,499,966
Switzerland - 13.0%
Julius Baer Group	5,712		195,013
Novartis	10,341		854,632
Roche Holding	4,126		1,341,421
Sonova Holding	1,407	[a]	254,014

Description		Shares		Value ($)
Common Stocks - 111.4% (continued)
Switzerland - 13.0% (continued)
STMicroelectronics		24,563		534,582
				3,179,662
United Kingdom - 17.2%
Anglo American		17,250		301,431
BAE Systems		59,400		383,287
Barclays		119,525		138,878
Berkeley Group Holdings		5,528		247,108
Bunzl		9,999		201,609
Centrica		335,053		157,605
Diageo		11,102		355,581
Ferguson		3,482		217,732
GlaxoSmithKline		25,466		477,675
Legal & General Group		166,533		398,406
Melrose Industries		77,799	[a]	87,858
Tate & Lyle		21,990	[a]	178,590
Unilever		16,591		837,572
Vodafone Group		173,227	[a]	241,982
				4,225,314
Total Common Stocks (cost $33,987,982)				27,320,861

Exchange-Traded Funds - .2%
United States - .2%
iShares MSCI EAFE ETF (cost $62,282)		1,155	[a]	61,746
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,261)	0.40	2,261	[b]	2,261
Total Investments (cost $34,052,525)		111.6%		27,384,868
Liabilities, Less Cash and Receivables		(11.6%)		(2,854,503)
Net Assets		100.0%		24,530,365

ETF—Exchange-Traded Fund

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
International Value Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	238,000	27,082,861	††	-	27,320,861
Exchange-Traded Funds	61,746	-		-	61,746
Investment Companies	2,261	-		-	2,261
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,082		-	2,082
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(71)		-	(71)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
International Value Portfolio

March 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities
Australian Dollar	48,160	United States Dollar	29,498	4/1/2020	125
Morgan Stanley
Euro	287,394	United States Dollar	315,064	4/1/2020	1,912
UBS Securities
United States Dollar	194,495	Japanese Yen	20,920,059	4/1/2020	(71)
United States Dollar	151,739	Swiss Franc	146,000	4/1/2020	45
Gross Unrealized Appreciation					2,082
Gross Unrealized Depreciation					(71)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on

NOTES

interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2020, accumulated net unrealized depreciation on investments was $6,667,657, consisting of $682,259 gross unrealized appreciation and $7,349,916 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.